Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 4,081,019	¥ 3,958,814
Equity method investees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		131,476	251,929
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	21,389	19,973
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,976,927	1,929,247
Japan | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,901,794	1,851,214
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		67,874	72,353
Japan | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		7,259	5,680
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		950,413	667,616
Japan | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		415,666	334,506
Japan | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		301,477	145,286
Japan | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		233,270	187,824
Overseas | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		94,194	143,662
Overseas | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		55,022	96,247
Overseas | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		39,172	47,415
Overseas | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		906,620	946,387
Overseas | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		228,793	190,630
Overseas | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		86,724	50,263
Overseas | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 591,103	¥ 705,494

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.